INTANGIBLE ASSETS AND GOODWILL (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), beginning balance	€ 61	€ 70
Additions	4	4
Amortization expense	(14)	(10)
Impairment		(1)
Transfer	4	0
Effect of changes in foreign exchange rates	3	(2)
Intangible assets (excluding goodwill), ending balance	58	61
Changes in goodwill [abstract]
Goodwill, beginning balance	417	455
Effect of changes in foreign exchange rates	34	(38)
Goodwill, ending balance	451	417
Cost
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), beginning balance	208
Intangible assets (excluding goodwill), ending balance	224	208
Changes in goodwill [abstract]
Goodwill, beginning balance	417
Goodwill, ending balance	451	417
Less accumulated depreciation and impairment
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), beginning balance	(147)
Intangible assets (excluding goodwill), ending balance	(166)	(147)
Technology
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), beginning balance	18	21
Additions	0	0
Amortization expense	(1)	(1)
Impairment		0
Transfer	0	0
Effect of changes in foreign exchange rates	1	(2)
Intangible assets (excluding goodwill), ending balance	18	18
Technology | Cost
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), beginning balance	79
Intangible assets (excluding goodwill), ending balance	86	79
Technology | Less accumulated depreciation and impairment
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), beginning balance	(61)
Intangible assets (excluding goodwill), ending balance	(68)	(61)
Computer Software
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), beginning balance	15	19
Additions	0	0
Amortization expense	(12)	(8)
Impairment		(1)
Transfer	17	4
Effect of changes in foreign exchange rates	1	1
Intangible assets (excluding goodwill), ending balance	21	15
Computer Software | Cost
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), beginning balance	76
Intangible assets (excluding goodwill), ending balance	91	76
Computer Software | Less accumulated depreciation and impairment
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), beginning balance	(61)
Intangible assets (excluding goodwill), ending balance	(70)	(61)
Customer relationships
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), beginning balance	13	14
Additions	0	0
Amortization expense	(1)	(1)
Impairment		0
Transfer	0	0
Effect of changes in foreign exchange rates	1	0
Intangible assets (excluding goodwill), ending balance	13	13
Customer relationships | Cost
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), beginning balance	37
Intangible assets (excluding goodwill), ending balance	40	37
Customer relationships | Less accumulated depreciation and impairment
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), beginning balance	(24)
Intangible assets (excluding goodwill), ending balance	(27)	(24)
Work in Progress
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), beginning balance	13	14
Additions	4	4
Amortization expense	0	0
Impairment		0
Transfer	(15)	(4)
Effect of changes in foreign exchange rates	0	(1)
Intangible assets (excluding goodwill), ending balance	2	13
Work in Progress | Cost
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), beginning balance	14
Intangible assets (excluding goodwill), ending balance	3	14
Work in Progress | Less accumulated depreciation and impairment
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), beginning balance	(1)
Intangible assets (excluding goodwill), ending balance	(1)	(1)
Other
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), beginning balance	2	2
Additions	0	0
Amortization expense	0	0
Impairment		0
Transfer	2	0
Effect of changes in foreign exchange rates	0	0
Intangible assets (excluding goodwill), ending balance	4	2
Other | Cost
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), beginning balance	2
Intangible assets (excluding goodwill), ending balance	4	2
Other | Less accumulated depreciation and impairment
Changes in intangible assets other than goodwill [abstract]
Intangible assets (excluding goodwill), beginning balance	0
Intangible assets (excluding goodwill), ending balance	€ 0	€ 0